RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Due to related parties	$ 156	$ 157
Oniva International Services Corp. [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	105	107
Directors [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	51	47
Jasman Yee & Associates, Inc. [Member]
Disclosure of transactions between related parties [line items]
Due to related parties		$ 3